Fair Value Measurements (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of June 30, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury bills (1)	$575,358,853	$—	$—
Liabilities:
Derivative warrant liabilities—Public warrants	$20,700,000	$—	$—
Derivative warrant liabilities—Private warrants	$—	$—	$10,427,670

	Fair Value Measured as of December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:

U.S. Treasury bills (2)	$575,282,641	$—	$—
Liabilities:
Derivative warrant liabilities—Public warrants	$43,508,330	$—	$—
Derivative warrant liabilities—Private warrants	$—	$—	$22,003,330

(1)	Includes $1,376 in cash
(2)	Includes $667 in cash

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury bills	$575,282,641	(1)	$—	$—
Liabilities:
Derivative warrant liabilities	$43,508,330		$—	$22,003,330

(1)	Includes $667 in cash.

Summary of Fair Value Measurement Inputs and Valuation Techniques
The following table provides qua
n
titative information regarding Level 3 fair value measurements inputs for the Company’s Private Placement Warrants at their measurement dates:

	As of June 30, 2021	As of December 31, 2020
Volatility	10% -17.2%	10% - 25.5%
Stock price	$9.77	$10.54
Time to M&A	0.57	1
Risk-free rate	0.97%	0.48%
Dividend yield	0.0%	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	As of August 17, 2020	As of December 31, 2020
Volatility	10% - 25%	10% - 25.5%
Stock price	$9.89 - $10.12	$10.89
Time to M&A	1	1
Risk-free rate	0.39%	0.48%
Dividend yield	0.0%	0.0%

Summary of fair value of the derivative warrant liabilities	The change in the fair value of the derivative warrant liabilities, measured using level 3 inputs, for the three and
six months ended June 30, 2021 is summarized as follows:

Derivative warrant liabilities—Level 3, at December 31, 2020	$22,003,330
Change in fair value of derivative warrant liabilities	(8,514,330)

Derivative warrant liabilities—Level 3, at March 31, 2021	$13,489,000
Change in fair value of derivative warrant liabilities	(3,061,330)

Derivative warrant liabilities—Level 3, at June 30, 2021	$10,427,670

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the period from July 20, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at June 10, 2020 (inception)	$—
Issuance of Public and Private Warrants - Level 3	43,100,000
Change in fair value of derivative warrant liabilities	7,270,000
Transfers of Public Warrants to Level 1 measurement	(28,366,670)

Derivative warrant liabilities - Level 3, at December 31, 2020	$22,003,330